Convertible debenture (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Convertible Debt [Abstract]
Schedule of convertible debenture
	31 October 2019	31 July 2019

Balance, beginning	$1,065,565	$-
Issuance of convertible debenture	-	1,128,750
Interest and accretion expense	-	98,392
Interest paid	-	(72,623)
Interest advanced	-	(88,821)
Foreign exchange adjustment	-	(133)

Balance, ending	$1,065,565	$1,065,565

	31 July 2019	31 July 2018

Balance, beginning	$-	$-
Issuance of convertible debenture	1,128,750	-
Interest and accretion expense	98,392	-
Interest paid	(72,623)
Interest advanced	(88,821)
Foreign exchange adjustment	(133)	-

Balance, ending	$1,065,565	$-